Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from (used in) operating activities
Net loss	$ (288,433)	$ (124,278)
Items not affecting cash and cash equivalents
Share-based acquisition-related compensation	45,042	4,518
Amortization of intangible assets	91,812	30,128
Depreciation of property and equipment and lease right-of-use assets	12,736	6,355
Deferred income taxes	(28,024)	(5,958)
Share-based compensation expense	108,916	32,739
Share-based compensation impact from replacement awards issued	0	1,120
Unrealized foreign exchange loss	5	320
(Increase)/decrease in operating assets and increase/(decrease) in operating liabilities
Trade and other receivables	(5,384)	(9,177)
Inventories	(5,967)	(256)
Other assets	(25,008)	(11,963)
Accounts payable and accrued liabilities	6,842	(15,333)
Income taxes payable	1,077	38
Deferred revenue	4,552	(3,991)
Accrued payroll taxes on share-based compensation	(2,396)	2,321
Net interest income (expense)	(2,988)	353
Total operating activities	(87,218)	(93,064)
Cash flows from (used in) investing activities
Additions to property and equipment	(10,653)	(1,794)
Acquisition of businesses, net of cash acquired	(559,429)	(235,576)
Movement in restricted term deposits	344	0
Interest income	5,807	2,322
Total investing activities	(563,931)	(235,048)
Cash flows from (used in) financing activities
Proceeds from exercise of stock options	17,494	21,008
Proceeds from issuance of share capital	823,515	952,534
Share issuance costs	(34,190)	(45,319)
Payment of lease liabilities net of incentives and movement in restricted lease deposits	(6,952)	(4,351)
Financing costs	(1,810)	(1,557)
Total financing activities	798,057	922,315
Effect of foreign exchange rate changes on cash and cash equivalents	(404)	1,978
Net increase in cash and cash equivalents during the year	146,504	596,181
Cash and cash equivalents – Beginning of year	807,150	210,969
Cash and cash equivalents – End of year	953,654	807,150
Interest paid	937	1,025
Income taxes paid	$ 748	$ 147